Subsidiary	12 Months Ended
Dec. 31, 2018
Subsidiary [Abstract]
Subsidiary

Note 5 - Subsidiary

A.	On January 13, 2017, the Company completed its acquisition from Goldman Hirsh Partners Ltd (“GHP”) of a controlling interest in TyrNovo, a privately-owned Israeli company, which is developing NT-219, a small molecule that has demonstrated in pre-clinical studies the potential to overcome resistance to multiple anti-cancer drugs.

Pursuant to the terms of the transaction, the Company issued to GHP 564,625 of its Ordinary Shares (the “Consideration Shares”) and paid GHP aggregate cash proceeds of approximately USD 2 million (the “Cash Consideration”) in exchange for 9,570 Ordinary Shares in TyrNovo, that represented approximately 65% of TyrNovo’s shares. In addition, the Company was assigned a loan in the amount of USD 101 thousand which had been made by GHP to TyrNovo, (the “TyrNovo Acquisition”). USD 167 thousand of the Cash Consideration was held back by the Company pending the fulfillment of certain conditions as agreed to between the Company and GHP. On February 4, 2019, the Company and GHP signed an agreement, according to which the Company paid to GHP USD 91 thousand and the remaining USD 76 thousand are retained by the Company to cover any future claims it might have with regards of any matter the above amount was withheld for.

All of the Consideration Shares were held in escrow in order to ensure the fulfillment of certain post-closing undertakings and to satisfy indemnification claims and other liabilities the Company may become subject to as a result of the TyrNovo Acquisition. In February 2019, the consideration shares were released from the escrow.

The acquisition was accounted for as an asset purchase as it does not meet the definition of a business combination in accordance with IFRS 3.

(1)	Consideration

The following summarizes the acquisition date fair value of each major class of consideration:

USD thousands
Cash	2,000
Equity instruments issued (564,625 Ordinary Shares) (1)	1,800
Assignment of loan to the Company	(101)
Total consideration transferred	3,699

(1)	The fair value of the Ordinary Shares issued was based on the listed share price of the Group on January 11, 2017 of approximately USD 3.19 per share.

(2)	Identifiable assets acquired and liabilities assumed

The following table summarizes the recognized amounts of assets acquired and liabilities assumed at the date of acquisition:

USD thousands
Current assets	21
Fixed assets, net	3
Intangible assets (2)	6,172
Short-term credit from bank	(16)
Trade payables	(123)
Other payables	(212)
Long-term related parties	(130)
Total net identifiable assets	5,715

(2)	In-process research and development

Purchased in-process research and development expense represents the value assigned to research and development projects, which were commenced but not yet completed at the date of acquisition. Technological feasibility for these projects has not been established and they have no alternative future use in research and development activities or otherwise.

B.	Settlement with a minority shareholder

On February 9, 2017, subsequent to the acquisition of TyrNovo, the Company, TyrNovo and Taoz - Company for Management and Holdings of Companies Ltd. (“Taoz”), a shareholder owning at that time approximately 4% of TyrNovo, entered into a settlement arrangement in response to a motion filed by Taoz on January 19, 2017.

Pursuant to the settlement arrangement, the parties agreed, among other matters, as follows:

Taoz was entitled to be issued an additional 77 ordinary shares of TyrNovo, representing 0.5% of the issued and outstanding share capital of TyrNovo immediately following this issuance. The shares were issued in February 2017 and were measured at a fair value of USD 29 thousand.

Taoz had the right during a defined period to invest an additional USD 1,750,000 (the “Deferred Investment”) by way of convertible loans, with conversion terms defined under various circumstances, including the possibility of conversion at a price per share reflecting a 30% discount off the price per share paid in a subsequent financing round, and the possibility of conversion at a price per TyrNovo share reflecting a TyrNovo company valuation of USD 13,500,000.

In the event that a defined milestone is achieved, and Taoz did not invest the Deferred Investment, then the Company has the right to acquire all of Taoz’s holdings in TyrNovo at a price per share of USD 476.48.

The Company provided to Taoz a put option to sell to the Company up to 50% of the TyrNovo shares issued to Taoz, exercisable during a period of 90 days from the publication by TyrNovo of the results of Phase I clinical trials, for a price per TyrNovo share equal to USD 1,600, either in ordinary shares of the Company or, at the Company’ sole discretion, in cash; upon the expiration of the 90 day exercise period, the put option, if not exercised by Taoz, shall expire and no longer be valid.

The rights granted to Taoz by the Company were valued at the date of agreement at USD 1,000 thousand and were charged to Other Expenses. The value of these rights as of December 31, 2017 was estimated at USD 1,030 thousand. The net change in value of this liability in the amount of USD 30 thousand was charged to Finance Expenses, as well as other expenses in the amount of USD 29 thousand value of shares issued to Taoz in the financial statements for the year ended December 31, 2017.

Regarding Valuation techniques and significant unobservable inputs, see Note 20B.

In regards with the acquisition of Taoz’s shares in TyrNovo, see Note 5C below.

In October 2017, the Company signed an agreement for the acquisition of an additional 27% stake in TyrNovo (the “Newly Acquired TyrNovo Shares”), from a group of unaffiliated minority shareholders of TyrNovo, who collectively held 4,024 ordinary shares, or approximately 27%, of TyrNovo. In exchange for these Newly Acquired TyrNovo Shares, the Company issued to these unaffiliated minority shareholders of TyrNovo, in aggregate, 658,484 newly issued ordinary shares of the Company, which, at that time, represented approximately 6% of the Company’s issued and outstanding share capital.

The closing of this transaction took place on March 15, 2018, following which the Company held approximately 91.9% of TyrNovo’s issued and outstanding ordinary shares.

The carrying amount of TyrNovo’s net assets in the consolidated financial statements on the date of the acquisition was USD 2,821 thousand. The Group recognized a decrease in non-controlling interests of USD 768 thousand, an increase in share premium of USD 1,483 thousand and a decrease in a capital reserve for transactions with non-controlling interest of USD 715 thousand.

C.	In June 2018, the Company signed an agreement with a minority shareholder in TyrNovo, Taoz, for the acquisition of its holding in TyrNovo, which was approximately 4.1% of TyrNovo’s share capital. In exchange for these shares and for the waiving of investment rights and put options it was previously granted, which are described in Note 5B, the Company issued to Taoz 140,845 newly issued ordinary shares of the Company. The fair value of the shares issued as consideration for the acquisition of TyrNovo Shares amounted to USD 237 thousand. The fair value of the shares issued in consideration for waving the rights amounted to USD 136 thousand. As part of the agreement, the Company committed to register the newly issued shares for trading. The registration statement, registering the Company’s ADSs representing the newly issued shares for trading, was declared effective by the SEC as of August 8, 2018. In accordance with the agreement, the Company paid to Taoz in cash the difference between the share price of Kitov’s shares on the closing date to that on the registration date, which amounted to USD 160 thousand. The cash payment was recorded to finance expenses.

The carrying amount of TyrNovo’s net assets in the consolidated financial statements on the date of the acquisition was USD 1,977 thousand. The Group recognized a decrease in non-controlling interests of USD 93 thousand, an increase in share premium of USD 237 thousand and a decrease in a capital reserve for transactions with non-controlling interest of USD 144 thousand.

In addition, the Company derecognized the derivative liability of USD 1,030 thousand, recognized an amount of USD 894 thousand as other income and an increase in share premium of USD 136 thousand deriving from the waiving of the rights, as described above.

The closing of this transaction took place on June 15, 2018, following which the Company held approximately 97.4% of TyrNovo’s issued and outstanding ordinary shares.

D.	Non-controlling interests

Non-controlling interests are presented based on their proportionate interest in the recognized amount of the assets and liabilities of TyrNovo.

E.	The following is condensed information regarding TyrNovo:

				Amounts provided by the Company to the subsidiary
	Incorporated and operates in	Group’s ownership equity	Company’s direct ownership of equity	Loans	Total investment in subsidiary
				USD thousands

TyrNovo Ltd.	Israel	97.6%	97.6%	(2,366)	2,055